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SUPPLEMENT DATED JULY 15, 2016, TO THE FOLLOWING PROSPECTUSES AND BOOKLETS
DATED APRIL 29, 2016:

     -   VARIABLE ADJUSTABLE LIFE
     -   VARIABLE ADJUSTABLE LIFE-SD
     -   VARIABLE ADJUSTABLE LIFE HORIZON
     -   VARIABLE ADJUSTABLE LIFE SUMMIT
     -   VARIABLE ADJUSTABLE LIFE SURVIVOR
     -   MULTIOPTION(R) ADVISOR VARIABLE ANNUITY
     -   MULTIOPTION(R) LEGEND VARIABLE ANNUITY
     -   MULTIOPTION(R) EXTRA VARIABLE ANNUITY
     -   MULTIOPTION(R) GUIDE VARIABLE ANNUITY
     -   MULTIOPTION(R) ACHIEVER VARIABLE ANNUITY
     -   MULTIOPTION(R) CLASSIC VARIABLE ANNUITY


                Fund Merger -- Deferred Until Further Notice

We previously informed you by supplements dated May 19 and June 27, 2016, to the prospectuses for the above listed products ("Products"), that (i) the closing of the merger of Putnam VT Voyager Fund -- Class IB Shares ("VT Voyager Fund") into Putnam VT Growth Opportunities Fund -- Class IB Shares ("VT Growth Opportunities Fund") was scheduled to occur on or about July 15, 2016, and (ii) the VT Growth Opportunities Fund would be added as an investment option to the Products.

Putnam Investment Management, LLC, the funds' investment manager, has notified us that the merger of VT Voyager Fund into VT Growth Opportunities Fund is being DEFERRED UNTIL FURTHER NOTICE. As a result,

     - VT Voyager Fund will remain an investment option for your Product(s),
     - VT Growth Opportunities Fund will not be added as an investment option to your Product(s),
     - all references to VT Voyager Fund in the Product prospectuses dated April 29, 2016 will remain and are unchanged, and
     - the supplements dated May 19 and June 27, 2016 to the Product prospectuses are without effect until further notice, if any.

Minnesota Life Insurance Company is not affiliated with Putnam Investment Management, LLC, and had no control or influence in this decision.

If you need additional information, please contact your registered representative.



F86996 07-2016
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Please retain this supplement for future reference.